Loans and Advances to Customers - Summary of Loans and Advances to Customers (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of loans and advances to customers [line Items]
Loans and advances to customers	€ 571,909	€ 560,154
Loans and advances to customers [member]
Disclosure of loans and advances to customers [line Items]
Loans to, or guaranteed by, public authorities	46,372	46,380
Loans secured by mortgages	323,959	318,707
Loans guaranteed by credit institutions	1,979	1,145
Personal lending	23,236	21,958
Asset backed securities	2,209	3,380
Corporate loans	178,669	173,762
Loans and advances to customers before provisions	576,424	565,332
Loan loss provisions	(4,515)	(5,178)
Loans and advances to customers	571,909	560,154
Netherlands [member] | Loans and advances to customers [member]
Disclosure of loans and advances to customers [line Items]
Loans to, or guaranteed by, public authorities	26,975	27,746
Loans secured by mortgages	119,457	124,001
Loans guaranteed by credit institutions	257	201
Personal lending	3,162	3,236
Corporate loans	38,208	39,670
Loans and advances to customers before provisions	188,059	194,854
Loan loss provisions	(1,693)	(2,349)
Loans and advances to customers	186,366	192,505
International [member] | Loans and advances to customers [member]
Disclosure of loans and advances to customers [line Items]
Loans to, or guaranteed by, public authorities	19,397	18,634
Loans secured by mortgages	204,502	194,706
Loans guaranteed by credit institutions	1,722	944
Personal lending	20,074	18,722
Asset backed securities	2,209	3,380
Corporate loans	140,461	134,092
Loans and advances to customers before provisions	388,365	370,478
Loan loss provisions	(2,822)	(2,829)
Loans and advances to customers	€ 385,543	€ 367,649